Prepaid Expenses And Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020	Mar. 01, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid software and hardware license and maintenance fees		$ 5,441	$ 3,346
Deferred commissions		407	3,678
Other prepaid expenses and other current assets		6,795	5,578
Total prepaid expenses and other current assets	$ 12,091	$ 12,643	$ 12,602	$ 9,182